Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 1,597,147	$ 1,728,794
Restricted cash	159,623	185,959
Trade receivables	132,202	181,455
Flight equipment held for operating leases, net	55,220,809	57,825,056
Investment in finance leases, net	1,356,072	1,929,220
Flight equipment held for sale	292,808	304,362
Prepayments on flight equipment	3,806,602	4,586,848
Maintenance rights and lease premium, net	3,364,453	4,444,520
Other intangibles, net	185,210	208,879
Deferred tax assets	210,334	121,571
Associated companies	811,219	705,087
Other assets	2,590,439	2,348,017
Total Assets	69,726,918	74,569,768
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,494,953	1,958,096
Accrued maintenance liability	2,503,202	2,900,651
Lessee deposit liability	806,655	773,753
Debt	46,532,960	50,204,678
Deferred tax liabilities	2,194,098	2,085,230
Commitments and contingencies
Total Liabilities	53,531,868	57,922,408
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of December 31, 2022 and 2021; 250,347,345 and 250,347,345 ordinary shares issued and 245,931,275 and 245,395,448 ordinary shares outstanding (including 4,837,602 and 5,822,811 shares of unvested restricted stock) as of December 31, 2022 and 2021, respectively	3,024	3,024
Additional paid-in capital	8,586,034	8,522,694
Treasury shares, at cost (4,416,070 and 4,951,897 ordinary shares as of December 31, 2022 and 2021, respectively)	(254,699)	(285,901)
Accumulated other comprehensive gain (loss)	108,226	(79,335)
Accumulated retained earnings	7,674,922	8,410,261
Total AerCap Holdings N.V. shareholders’ equity	16,117,507	16,570,743
Non-controlling interest	77,543	76,617
Total Equity	16,195,050	16,647,360
Total Liabilities and Equity	$ 69,726,918	$ 74,569,768
Common Stock, Shares Authorized	450,000,000	450,000,000
Variable interest entity
Assets
Restricted cash	$ 71,940	$ 94,721
Flight equipment held for operating leases, net	2,810,778	3,411,087
Other assets	146,239	100,638
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	74,012	86,894
Accrued maintenance liability	127,010	132,996
Debt	$ 1,016,745	$ 1,113,876